Insider Trading Policies	12 Months Ended
Jun. 30, 2024
Insider Trading Policies
Insider Trading Policies

Our code of ethics contains insider trading policies and procedures governing the purchase, sale, and other dispositions of our securities by directors, senior management and other employees that are reasonably designed to promote compliance with applicable insider trading laws, rules, and regulations, and any listing standards applicable to us, such as periods of prohibition for the purchase or sale of equity securities or their options, and procedures to reduce the risk of insider trading. Our code of ethics is attached as Exhibit 11.1 to this Annual Report.